Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Summary of Basic and Diluted Earnings Per Share
Earnings amounts per share type are as follows:

	2020
	Per series	Per series	Per series	Per series
	"A" shares	"D" shares	"B" shares	"L" shares
Consolidated net Income	Ps. 4,896	Ps. 2,880	Ps. 972	Ps. 1,620
Consolidated net income attributable to equity holders of the parent- continuing operations	4,868	2,863	966	1,610
Weighted average number of shares for basic earnings per share (millions of shares)	7,937	4,668	1,576	2,626
	2019
	Per series	Per series	Per series	Per series
	"A" shares	"D" shares	"B" shares	"L" shares
Consolidated net Income	Ps. 5,965	Ps. 3,508	Ps. 1,184	Ps. 1,973
Consolidated net income attributable to equity holders of the parent- continuing operations	5,715	3,360	1,135	1,891
Weighted average number of shares for basic earnings per share (millions of shares)	7,937	4,668	1,576	2,626
	2018
	Per series	Per series	Per series	Per series
	"A" shares	"D" shares	"B" shares	"L" shares
Consolidated net Income	Ps. 7,116	Ps. 4,186	Ps. 1,413	Ps. 2,355
Consolidated net income attributable to equity holders of the parent- continuing operations	5,164	3,038	1,025	1,709
Consolidated net income attributable to equity holders of the parent- discontinued operation	1,405	826	279	465
Weighted average number of shares for basic earnings per share (millions of shares)	7,937	4,668	1,576	2,626